Lincoln Financial Group 150 N. Radnor-Chester Road Radnor, Pennsylvania 19087

Phone:    484-583-8711

Email:    Sam.Goldstein@lfg.com

VIA EDGAR

January 20, 2021

Alberto Zapata, Esq.

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:	Registrant:	Lincoln Variable Insurance Products Trust (“Registrant”)
	File Nos.:	811-08090 and 033-70742
	PEA No.:	214
	Funds:	Lincoln [ ] 500 Buffer Fund and Lincoln [ ] 500 Ultra Buffer Fund (the “New Funds”)

Dear Mr. Zapata,

Attached for filing via EDGAR is Post-Effective Amendment No. 214 (the “Amendment”) to the Registration Statement on Form N-1A of the above-referenced Registrant.

The Amendment is being filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, to establish the New Funds as series of the Registrant.

Your consideration of this filing is much appreciated.

Sincerely,

/s/ Samuel K. Goldstein
Samuel K. Goldstein, Esq.
Vice President and Assistant General Counsel Funds Management

cc:	Ronald A. Holinsky, Chief Counsel